Investment in Affiliates (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended			12 Months Ended
	Aug. 07, 2007	Mar. 30, 2011	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Navios Partners	Dec. 31, 2011 Navios Partners	Dec. 31, 2012 Navios Acquisition	Dec. 31, 2011 Navios Acquisition	Dec. 31, 2012 Acropolis	Dec. 31, 2011 Acropolis	Dec. 31, 2010 Acropolis
Investment In Affiliates [Abstract]
Reclassification of investments in available for sale securities to investments in affiliates				$ 82,572
Reclassification of accumulated other comprehensive income to investments in affiliates				6,158
General Partner Interest	2.00%
Navios Holdings economic interest in Navios Acquisition		53.70%		53.96%
Navios Holdings voting interest in Navios Acquisition		45.00%	57.30%	45.24%
Date of deconsolidation of Navios Acquisition				Mar. 30, 2011
Schedule Of Equity Method Investments [Line Items]
Investments carrying amount under equity method				197,291	117,088	18,695	103,953	17,688	92,896	99,168	420	210
Investments carrying amount available for sale				559	82,904			82,572
Dividends received							27,916	25,640	5,202	5,202	140	602	966
Number of shares of common units that the outstanding subordinated units coverted into				7,621,843			7,621,843
Number of shares of common units that the outstanding subordinated Series A units coverted into							1,000,000
Conversion Date Subordinated To Common Units Navios Partners				Jan. 01, 2012			Jan. 01, 2012
Date of conversion of subordinated Series A units							Jun. 29, 2012
Number of common units held							14,223,763
Percentage of common units held							23.20%
Navios Holdings interest in Acropolis Chartering Shipping Inc							25.20%				50.00%
Navios Holdings percentage to Acropolis distribution											35.00%
Gain on issuance of shares by equity method investee							9,497
Difference between carrying amount of investment and underlying equity in net assets of equity method investee							$ 51,528		$ 17,450